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                  VANGUARD(R) EXTENDED MARKET STOCK INDEX FUND
                     VANGUARD(R) SMALL-CAP STOCK INDEX FUND
                SUPPLEMENT TO THE PROSPECTUS DATED APRIL 30, 1999

Effective April 1, 2000, the Funds have reduced their purchase transaction fees as follows:

--------------------------------------------------------------------------------
                                         FORMER PURCHASE         NEW PURCHASE
FUND                                     TRANSACTION FEE        TRANSACTION FEE
--------------------------------------------------------------------------------
Extended Market Stock Index Fund               0.25%                 None
Small-Cap Stock Index Fund                     0.50                  None
--------------------------------------------------------------------------------

The Funds may reinstate or raise their transaction fees in the future if their costs of buying and selling securities increase under future market conditions.













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